Summary of significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2023
Summary Of Accounting Policies [Abstract]
New standards and amendments
New standards and amendments effective from January 1, 2023
In May 2017 the IASB issued IFRS 17 — Insurance Contracts, which establishes principles for the recognition, measurement, presentation and disclosure of insurance contracts issued as well as guidance relating to reinsurance contracts held and investment contracts with discretionary participation features issued. In June 2020 the IASB issued amendments to IFRS 17 aimed at helping companies implement IFRS 17 and make it easier for companies to explain their financial performance. The new standard and amendments are effective on or after January 1, 2023. There was no effect from the adoption of these amendments.

In February 2021 the IASB issued amendments to IAS 1 — Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting Policies which require companies to disclose their material accounting policy information rather than their significant accounting policies and provide guidance on how to apply the concept of materiality to accounting policy disclosures. These amendments are effective for annual periods beginning on or after January 1, 2023. The group will include the required disclosures in the annual financial statements.
In February 2021 the IASB issued amendments to IAS 8 — Accounting Policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates which clarify how companies should distinguish changes in accounting policies from changes in accounting estimates. These amendments are effective on or after January 1, 2023. There was no effect from the adoption of these amendments.
In May 2021 the IASB issued amendments to IAS 12 — Income Taxes: Deferred Tax related to Assets and Liabilities Arising From a Single Transaction that clarify how companies account for deferred tax on transactions such as leases and decommissioning obligations. These amendments are effective on or after January 1, 2023. There was no effect from the adoption of these amendments.
In December 2021 the IASB issued an amendments to IFRS 17 — Insurance Contracts: Initial Application of IFRS 17 and IFRS 9 - Comparative Information, which provides a transition option relating to comparative information about financial assets presented on initial application of IFRS 17. The amendment is aimed at helping entities to avoid temporary accounting mismatches between financial assets and insurance contract liabilities, and therefore improve the usefulness of comparative information for users of financial statements. The amendment is effective on or after January 1, 2023. There was no effect from the adoption of these amendments.
In June 2020 the IASB issued amendments to IFRS 4 — Insurance Contracts which defer the expiry date of the temporary exemption from applying IFRS 9 to annual periods beginning on or after January 1, 2023. There was no effect from the adoption of these amendments.
In May 2023, the IASB issued amendments to IAS 12 — Income taxes: International Tax Reform – Pillar Two Model Rules, to clarify the application of IAS 12 — Income taxes to income taxes arising from tax law enacted or substantively enacted to implement the Organisation for Economic Co-operation and Development (OECD)/G20 Inclusive Framework on Base Erosion and Profit Shifting (BEPS) Pillar Two model rules (Pillar Two income taxes). The amendments introduce: (i) a mandatory temporary exception for the recognition of and disclosure relating to deferred tax assets and liabilities arising from the jurisdictional implementation of the Pillar Two model rules, which was effective immediately upon issuance of the amendment and which the Group applied from that date, and (ii) disclosure requirements for affected entities to help users of the financial statements better understand an entity’s exposure to Pillar Two income taxes arising from that legislation, particularly before the effective date of the Pillar Two model rules, which apply for annual reporting periods beginning on or after January 1, 2023, but not for any interim periods ending on or before December 31, 2023. The Group is currently evaluating the impact of the disclosure requirements for the year end consolidated financial statements, together with developments in the adoption into domestic tax law of the Pillar Two models rules in jurisdictions in which the Group operates.
Scope of consolidation
Scope of consolidation
The following changes in the scope of consolidation of the Group occurred during the six months ended June 30, 2023:
In March 2023, the Group completed the acquisition of a 25% minority stake interest in Canadian technical trail running shoe company Norda Run Inc. (“Norda”) for consideration of $7.1 million, with the option to gradually increase its stake over the next nine years. Management has determined that it has significant influence over Norda as a result of its 25% minority equity interest and the Group accounts for its investment in Norda using the equity method. EZ CA Holding Corporation, a limited liability company based in Canada and fully owned by Ermenegildo Zegna N.V. was incorporated in March 2023, primarily to manage the acquisition of Norda. The Group held a 100% interest in the company at June 30, 2023.
In March 2023, Zegna Denmark ApS, a limited liability company based in Denmark and fully owned by Ermenegildo Zegna N.V. was incorporated, primarily to manage the operating activities in Denmark. The Group held a 100% interest in the company at June 30, 2023.
In April 2023, the Group completed the acquisition of Tom Ford International (“TFI”) (the “TFI Acquisition”), through which it acquired the company that owns and operates the Tom Ford Fashion business, as part of a transaction in which sole ownership of the Tom Ford brand, its trademarks, and other intellectual property rights have been acquired by The Estée Lauder Companies Inc. (“ELC”). Before the completion of the TFI Acquisition, the Zegna Group already owned 15% of TFI, through its fully owned subsidiary EZ US Holding Inc., and, through the TFI Acquisition it acquired the remaining 85% equity interest. As a result of the TFI Acquisition, the Group also obtained 100% of Pelletteria Tizeta, for which it previously held a 50% interest and accounted for the investment using the equity method, with the remaining 50% interest owned by TFI and being acquired by the Group through the TFI Acquisition. For additional information relating to the TFI Acquisition and the acquisition method of accounting for the transaction, see Note 24 — Business combinations.
In the first six months of 2023, the interest held in Consorzio Re.Crea was reduced from 16.7% at December 31, 2022 to 15.5% due to the entrance of new consortium members in the company.
In March 2023, Thom Browne Korea Ltd., a limited liability company fully owned by Thom Browne Trading SA, was incorporated, primarily to manage the retail business in South Korea, following the acquisition, completed on July 1, 2023, of a network of 17 Thom Browne retail stores previously managed by Samsung C&T Corporation (“Samsung”) under franchising arrangements. Samsung will continue to support the Group through an innovative retail management agreement. The Group held a 90% interest in the company at June 30, 2023.
On April 6, 2023 and April 20, 2023, respectively, Investindustrial Acquisition Corp. and Ismaco Amsterdam B.V. were liquidated.